Borrowings - Debt instrument (Details) € in Millions, $ in Millions, ₦ in Billions, XOF in Billions, R in Billions	Sep. 09, 2026 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2026 XOF	Sep. 30, 2026 EUR (€)	Sep. 30, 2026 ZAR (R)	Sep. 30, 2026 NGN (₦)	Dec. 31, 2025 USD ($)
Borrowings
Borrowings		$ 3,129.0					$ 3,234.4
Borrowings		$ 3,129.0					3,137.7
Assets and liabilities classified as held for sale
Borrowings
Borrowings							96.7
IHS Holding limited, Senior Note Maturing 2026
Borrowings
Interest rate	5.625%	5.625%	5.625%	5.625%	5.625%	5.625%
Borrowings							200.5
Repayments of bonds, notes and debentures	$ 200.0
IHS Holding limited, Senior Note Maturing 2028
Borrowings
Notional amount		$ 500.0
Interest rate		6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings		$ 508.5					500.2
IHS Holding limited, Senior Note Maturing 2030
Borrowings
Notional amount		$ 750.0
Interest rate		7.875%	7.875%	7.875%	7.875%	7.875%
Borrowings		$ 769.5					546.7
Proceeds from issue of bonds, notes and debentures	$ 200.0
IHS Holding limited, Senior Note Maturing 2031
Borrowings
Notional amount		$ 650.0
Interest rate		8.25%	8.25%	8.25%	8.25%	8.25%
Borrowings		$ 659.5					645.3
IHS Mauritius NG Holdco Limited, senior notes issued 2019
Borrowings
Notional amount		$ 286.0
Interest rate		8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings		$ 285.4					290.0
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024
Borrowings
Borrowings							26.8
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024 | CDI
Borrowings
Borrowings, adjustment to interest rate basis		2.10%	2.10%	2.10%	2.10%	2.10%
IHS Cote d Ivoire S.A., CIV XOF Tranche II
Borrowings
Notional amount | XOF			XOF 5.3
Interest rate		6.50%	6.50%	6.50%	6.50%	6.50%
Borrowings		$ 8.8					12.1
IHS Cote d Ivoire S.A., CIV Euro Tranche II
Borrowings
Notional amount | €				€ 41.7
Borrowings		$ 46.2					63.9
IHS Cote d Ivoire S.A., CIV Euro Tranche II | 3M EURIBOR
Borrowings
Borrowings, adjustment to interest rate basis		3.50%	3.50%	3.50%	3.50%	3.50%
IHS Holding 2025 facility
Borrowings
Notional amount		$ 200.0
Borrowings		$ 195.6					198.2
IHS Holding 2025 facility | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis		3.85%	3.85%	3.85%	3.85%	3.85%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Borrowings
Notional amount | R					R 3.2
Borrowings		$ 201.3					198.6
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis		4.50%	4.50%	4.50%	4.50%	4.50%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche
Borrowings
Notional amount		$ 255.0
Borrowings		$ 257.2					256.8
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, USD Tranche | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis		4.50%	4.50%	4.50%	4.50%	4.50%
IHS Towers South Africa Proprietary Limited, maturing 2029
Borrowings
Notional amount | R					R 2.8
Borrowings		$ 168.4					182.4
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Borrowings
Borrowings, adjustment to interest rate basis		2.75%	2.75%	2.75%	2.75%	2.75%
IHS Zambia Limited, maturing 2027
Borrowings
Notional amount		$ 28.5
Borrowings		$ 28.6					42.9
IHS Zambia Limited, maturing 2027 | CAS + SOFR
Borrowings
Borrowings, adjustment to interest rate basis		5.00%	5.00%	5.00%	5.00%	5.00%
I-Systems Solues de Infraestrutura S.A., bank term loan issued October 2022
Borrowings
Borrowings							69.9
I-Systems Solues de Infraestrutura S.A., bank term loan issued October 2022 | CDI | Minimum
Borrowings
Borrowings, adjustment to interest rate basis		2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., bank term loan issued October 2022 | CDI | Maximum
Borrowings
Borrowings, adjustment to interest rate basis		2.50%	2.50%	2.50%	2.50%	2.50%
IHS Holding 2025 revolving credit facility
Borrowings
Notional amount		$ 300.0
IHS Holding 2025 revolving credit facility | 3M SOFR
Borrowings
Borrowings, adjustment to interest rate basis		3.50%	3.50%	3.50%	3.50%	3.50%
Nigeria 2026 Revolving Credit Facility
Borrowings
Notional amount | ₦						₦ 100.0
Nigeria 2026 Revolving Credit Facility | MPR
Borrowings
Borrowings, adjustment to interest rate basis		1.00%	1.00%	1.00%	1.00%	1.00%
IHS Nigeria, letters of credit issued February 2022
Borrowings
Borrowings							$ 0.1
IHS Nigeria, letters of credit issued February 2022 | Minimum
Borrowings
Interest rate		12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022 | Maximum
Borrowings
Interest rate		15.39%	15.39%	15.39%	15.39%	15.39%